RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 (Details) - Precision Strip Retirement and Savings Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500
Net assets available for benefits as reported on the Form 5500	$ 404,963,405	$ 370,799,105
Adjustment from fair market value per Trustee to NAV for the MIP	269,084	773,647
Net assets available for benefits	405,232,489	$ 371,572,752
Net income as reported on the Form 5500	34,164,300
Investment, Adjustment from fair market value per Trustee to NAV for the MIP - Beginning of year	(773,647)
Investment, Adjustment from fair market value per Trustee to NAV for the MIP - End of year	269,084
Net increase	$ 33,659,737